Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	CAD 591,000,000	CAD 611,000,000
Pension plan average pensionable earnings	3 years
New pension plan average pensionable earnings	5 years
Annual pension plan contributions	CAD 177,000,000	CAD 174,000,000
Estimated annual pension plan contributions for 2016	CAD 180,000,000
Percentage of assets to ascertain concentration of credit risk	10.00%
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage	96.00%	91.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage	88.00%	84.00%
OMERS [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employers contributions	CAD 2,000,000	CAD 2,000,000
Contribution not more than maximum of total contribution		5.00%
Funded percentage		90.80%
Unfunded liability		CAD 7,100,000,000
Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan	9,000,000	0
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan	420,000,000	340,000,000
Maximum [Member] | OMERS [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	CAD 1,000,000	CAD 1,000,000